Pension and other long-term benefit commitments, Sensitivities (Details)		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Sensitivities [Abstract]
Weighted average duration of defined benefit obligation		12 years
Change in defined benefit obligation		(1.25%)	(0.90%)
Price inflation		1.69%	1.47%
Salary growth rate		2.69%	2.64%
Germany [Member]
Sensitivities [Abstract]
Weighted average duration of defined benefit obligation		22 years
Change in defined benefit obligation		(1.07%)	(0.79%)
Price inflation		1.75%	1.50%
Salary growth rate		2.50%	2.50%
Rest of World [Member]
Sensitivities [Abstract]
Change in defined benefit obligation		(1.87%)	(1.41%)
Price inflation		1.36%	1.25%
Salary growth rate		3.10%	3.09%
Discount Rate for Scheme Liabilities [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumption		0.50%
Change in defined benefit obligation		(10.10%)
Decrease in assumption		0.50%
Change in defined benefit obligation		11.80%
Discount Rate for Scheme Liabilities [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumption		0.50%
Change in defined benefit obligation		(5.50%)
Decrease in assumption		0.50%
Change in defined benefit obligation		6.10%
Price Inflation/Rate of Increase in Pension Payments [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumption	[1]	0.25%
Decrease in assumption	[1]	0.25%
Price inflation	[1]	3.67%
Price inflation	[1]	(3.49%)
Price Inflation/Rate of Increase in Pension Payments [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumption		0.25%
Decrease in assumption		0.25%
Price inflation		1.00%
Price inflation		(1.00%)
Salary Growth Rate [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumption		0.50%
Decrease in assumption		0.50%
Salary growth rate		1.10%
Salary growth rate		(1.00%)
Salary Growth Rate [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumption		0.50%
Decrease in assumption		0.50%
Salary growth rate		3.00%
Salary growth rate		(3.00%)
Life expectancy [Member] | Germany [Member]
Sensitivities [Abstract]
Increase in assumed life expectancy		1 year
Percentage of increase in defined benefit obligation due to increase in life expectancy		4.00%
Life expectancy [Member] | Rest of World [Member]
Sensitivities [Abstract]
Increase in assumed life expectancy		1 year
Percentage of increase in defined benefit obligation due to increase in life expectancy		2.00%

[1]	For the German schemes the same values are used for both the inflation assumption and the rate of increase in pension payments.